Shareholder Report, Holdings (Details)	Sep. 30, 2024
Gotham Absolute Return Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Absolute Return Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Gotham Absolute Return Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Gotham Absolute Return Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Gotham Absolute Return Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Gotham Absolute Return Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Gotham Absolute Return Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Gotham Absolute Return Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Gotham Absolute Return Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Gotham Absolute Return Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Gotham Absolute Return Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Gotham Absolute Return Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Gotham Enhanced Return Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Enhanced Return Fund - Institutional Class Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Gotham Enhanced Return Fund - Institutional Class Shares | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Gotham Enhanced Return Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Gotham Enhanced Return Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Gotham Enhanced Return Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Gotham Enhanced Return Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Gotham Enhanced Return Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Enhanced Return Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Gotham Enhanced Return Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Gotham Enhanced Return Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Gotham Enhanced Return Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Gotham Enhanced Return Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Gotham Enhanced Return Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Gotham Neutral Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Neutral Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Gotham Neutral Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Gotham Neutral Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Gotham Neutral Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Gotham Neutral Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Gotham Neutral Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Gotham Neutral Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Gotham Neutral Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Gotham Neutral Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Gotham Neutral Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Gotham Neutral Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Gotham Index Plus Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Index Plus Fund - Institutional Class Shares | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Gotham Index Plus Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Gotham Index Plus Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Gotham Index Plus Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Gotham Index Plus Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Gotham Index Plus Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Gotham Index Plus Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Gotham Index Plus Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Gotham Index Plus Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Gotham Index Plus Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Gotham Index Plus Fund - Institutional Class Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Index Plus Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Gotham Index Plus Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Gotham Index Plus Fund - Investor Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Index Plus Fund - Investor Class Shares | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Gotham Index Plus Fund - Investor Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Gotham Index Plus Fund - Investor Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Gotham Index Plus Fund - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Gotham Index Plus Fund - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Gotham Index Plus Fund - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Gotham Index Plus Fund - Investor Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Gotham Index Plus Fund - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Gotham Index Plus Fund - Investor Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Gotham Index Plus Fund - Investor Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Gotham Index Plus Fund - Investor Class Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Index Plus Fund - Investor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Gotham Index Plus Fund - Investor Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Gotham Large Value Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Large Value Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Gotham Large Value Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Gotham Large Value Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Gotham Large Value Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Gotham Large Value Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Gotham Large Value Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Gotham Large Value Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Gotham Large Value Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Gotham Large Value Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Gotham Large Value Fund - Institutional Class Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Gotham Large Value Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Gotham Large Value Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Gotham Hedged Core Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Hedged Core Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Percent of Total Long Exposure	44.80%
Percent of Total Short Exposure	(11.60%)
Gotham Hedged Core Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Percent of Total Long Exposure	12.20%
Percent of Total Short Exposure	(2.90%)
Gotham Hedged Core Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Percent of Total Long Exposure	12.80%
Percent of Total Short Exposure	(1.20%)
Gotham Hedged Core Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Percent of Total Long Exposure	13.70%
Percent of Total Short Exposure	(4.70%)
Gotham Hedged Core Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	(0.60%)
Gotham Hedged Core Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Percent of Total Long Exposure	16.90%
Percent of Total Short Exposure	(0.40%)
Gotham Hedged Core Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.30%)
Gotham Hedged Core Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Percent of Total Long Exposure	19.20%
Percent of Total Short Exposure	(5.10%)
Gotham Hedged Core Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	(1.90%)
Gotham Hedged Core Fund - Institutional Class Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Percent of Total Short Exposure	(1.10%)
Gotham Hedged Core Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	(8.80%)
Gotham Hedged Core Fund - Institutional Class Shares | Total Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Percent of Total Long Exposure	137.70%
Percent of Total Short Exposure	(39.60%)
Gotham Hedged Core Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Gotham Defensive Long 500 Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Gotham Defensive Long 500 Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Gotham Total Return Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Total Return Fund - Institutional Class Shares | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Gotham Total Return Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Gotham Enhanced 500 Plus Fund - Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Percent of Total Long Exposure	35.00%
Percent of Total Short Exposure	(8.40%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Percent of Total Long Exposure	18.50%
Percent of Total Short Exposure	(2.50%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(0.30%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Percent of Total Long Exposure	19.60%
Percent of Total Short Exposure	(4.90%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Percent of Total Long Exposure	15.40%
Percent of Total Short Exposure	(1.10%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	(2.50%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.90%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	(8.40%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	(2.00%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	(3.40%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	(5.20%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Total Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Percent of Total Long Exposure	137.50%
Percent of Total Short Exposure	(39.60%)
Gotham Enhanced 500 Plus Fund - Institutional Class Shares | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%